Average number of employees (Tables)	12 Months Ended
Dec. 31, 2019
Number and average number of employees [abstract]
Summary of average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)			Group total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Principal locations of employment:
Australia and New Zealand	19,195	19,017	19,041	619	578	602	19,814	19,595	19,643
Canada	11,576	10,620	10,256	—	—	—	11,576	10,620	10,256
UK	190	287	309	—	—	—	190	287	309
Europe	959	1,418	1,505	—	—	—	959	1,418	1,505
Africa	3,121	3,496	3,461	1,250	1,262	1,269	4,371	4,758	4,730
US	3,400	3,792	3,429	—	—	—	3,400	3,792	3,429
Mongolia	3,215	2,886	2,861	—	—	—	3,215	2,886	2,861
Indonesia	—	1,615	1,642	—	—	—	—	1,615	1,642
South America	243	210	197	1,270	1,289	1,237	1,513	1,499	1,434
India	272	288	310	—	—	—	272	288	310
Singapore	430	422	434	—	—	—	430	422	434
Other countries(a)	267	278	254	—	—	—	267	278	254
Total	42,868	44,329	43,699	3,139	3,129	3,108	46,007	47,458	46,807

(a)	“Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.